Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended		104 Months Ended		105 Months Ended		106 Months Ended		107 Months Ended		108 Months Ended		109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Feb. 09, 2017	Jan. 31, 2016	Feb. 28, 2017	Feb. 29, 2016	Mar. 31, 2017	Mar. 31, 2016	Apr. 30, 2017	Apr. 30, 2016	May 31, 2017	May 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jul. 31, 2017	Jul. 31, 2016	Aug. 31, 2017	Aug. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 31, 2017	Oct. 31, 2016	Nov. 30, 2017	Nov. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2026	Jan. 31, 2018	Jan. 31, 2017	Feb. 28, 2018	Feb. 28, 2017	Mar. 31, 2018	Mar. 31, 2017	Apr. 30, 2018	Apr. 30, 2017	May 31, 2018	May 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jul. 31, 2018	Jul. 31, 2017	Aug. 31, 2018	Aug. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Oct. 31, 2018	Oct. 31, 2017	Nov. 30, 2018	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Feb. 28, 2019	Feb. 28, 2018	Mar. 31, 2019	Mar. 31, 2018	Apr. 30, 2019	Apr. 30, 2018	May 31, 2019	May 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jul. 31, 2019	Jul. 31, 2018	Aug. 31, 2019	Aug. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Oct. 31, 2019	Oct. 31, 2018	Nov. 30, 2019	Nov. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2020	Jan. 31, 2019	Feb. 29, 2020	Feb. 28, 2019	Mar. 31, 2020	Mar. 31, 2019	Apr. 30, 2020	Apr. 30, 2019	May 31, 2020	May 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jul. 31, 2020	Jul. 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Oct. 31, 2020	Oct. 31, 2019	Nov. 30, 2020	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2021	Jan. 31, 2020	Feb. 28, 2021	Feb. 29, 2020	Mar. 31, 2021	Mar. 31, 2020	Apr. 30, 2021	Apr. 30, 2020	May 31, 2021	May 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jul. 31, 2021	Jul. 31, 2020	Aug. 31, 2021	Aug. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Oct. 31, 2021	Oct. 31, 2020	Nov. 30, 2021	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022	Jan. 31, 2021	Feb. 28, 2022	Feb. 28, 2021	Mar. 31, 2022	Mar. 31, 2021	Apr. 30, 2022	Apr. 30, 2021	May 31, 2022	May 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jul. 31, 2022	Jul. 31, 2021	Aug. 31, 2022	Aug. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Oct. 31, 2022	Oct. 31, 2021	Nov. 30, 2022	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023	Jan. 31, 2022	Feb. 28, 2023	Feb. 28, 2022	Mar. 31, 2023	Mar. 31, 2022	Apr. 30, 2023	Apr. 30, 2022	May 31, 2023	May 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jul. 31, 2023	Jul. 31, 2022	Aug. 31, 2023	Aug. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Oct. 31, 2023	Oct. 31, 2022	Nov. 30, 2023	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2024	Jan. 31, 2023	Feb. 29, 2024	Feb. 28, 2023	Mar. 31, 2024	Mar. 31, 2023	Apr. 30, 2024	Apr. 30, 2023	May 31, 2024	May 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 31, 2024	Jul. 31, 2023	Aug. 31, 2024	Aug. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Oct. 31, 2024	Oct. 31, 2023	Nov. 30, 2024	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2025	Jan. 31, 2024	Feb. 28, 2025	Feb. 29, 2024	Mar. 31, 2025	Mar. 31, 2024	Apr. 30, 2025	Apr. 30, 2024	May 31, 2025	May 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jul. 31, 2025	Jul. 31, 2024	Aug. 31, 2025	Aug. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Oct. 31, 2025	Oct. 31, 2024	Nov. 30, 2025	Nov. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2026	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026
C000034229
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Maximum Sales Charge
Accumulated Value		$ 10,000		$ 9,561		$ 10,691		$ 10,941		$ 10,458		$ 10,799		$ 11,279		$ 11,306		$ 11,393		$ 11,393		$ 10,930		$ 11,107			$ 11,685		$ 11,957		$ 12,211		$ 12,386		$ 12,605		$ 12,631		$ 13,222		$ 13,531		$ 13,443		$ 13,567		$ 13,549		$ 14,107		$ 15,112		$ 14,556		$ 14,376		$ 14,233		$ 13,506		$ 13,040		$ 13,435		$ 12,927		$ 12,909		$ 12,119		$ 12,388		$ 12,130		$ 13,083		$ 13,009		$ 12,991		$ 13,156		$ 12,615		$ 13,220		$ 13,009		$ 12,460		$ 12,615		$ 12,954		$ 12,945		$ 13,623		$ 13,022		$ 12,027		$ 9,436		$ 10,281		$ 10,619		$ 11,116		$ 11,652		$ 11,897		$ 11,605		$ 11,521		$ 12,978		$ 13,983		$ 13,964		$ 14,154		$ 14,220		$ 14,581		$ 15,141		$ 15,217		$ 14,695		$ 15,208		$ 14,837		$ 14,894		$ 14,125		$ 14,570		$ 14,580		$ 14,136		$ 14,068		$ 13,432		$ 13,422		$ 12,486		$ 12,640		$ 12,631		$ 11,550		$ 11,762		$ 13,026		$ 12,923		$ 13,658		$ 13,064		$ 13,336		$ 13,447		$ 13,114		$ 13,578		$ 14,383		$ 13,789		$ 13,437		$ 12,862		$ 13,688		$ 14,143		$ 13,740		$ 14,174		$ 14,443		$ 14,454		$ 14,712		$ 14,764		$ 14,971		$ 15,199		$ 15,850		$ 15,323		$ 15,074		$ 14,907		$ 15,238	$ 15,163	$ 15,334	$ 15,643	$ 16,165	$ 16,868	$ 17,145	$ 17,678	$ 18,253	$ 18,669	$ 18,616	$ 18,956	$ 20,379
C000034230
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C
Accumulated Value		10,000		10,092		11,273		11,522		11,006		11,363		11,867		11,876		11,970		11,960		11,465		11,643			12,250		12,520		12,782		12,950		13,174		13,193		13,804		14,115		14,011		14,143		14,106		14,683		15,719		15,121		14,940		14,778		14,009		13,524		13,923		13,381		13,353		12,535		12,811		12,529		13,503		13,416		13,387		13,551		12,992		13,609		13,377		12,809		12,963		13,300		13,271		13,966		13,339		12,311		9,647		10,509		10,852		11,351		11,890		12,126		11,832		11,734		13,205		14,216		14,196		14,382		14,441		14,794		15,354		15,422		14,883		15,403		15,010		15,059		14,275		14,716		14,706		14,262		14,183		13,531		13,511		12,563		12,711		12,691		11,595		11,802		13,067		12,950		13,686		13,083		13,339		13,441		13,104		13,564		14,351		13,758		13,390		12,818		13,625		14,077		13,652		14,077		14,346		14,336		14,595		14,626		14,833		15,051		15,682		15,154		14,895		14,714		15,031	14,957	15,116	15,412	15,908	16,595	16,859	17,366	17,926	18,327	18,264	18,580	20,250
C000034231
Account Value [Line Items]
Line Graph and Table Measure Name																									Class I
Accumulated Value		1,000,000		1,009,058		1,128,623		1,154,891		1,104,167		1,140,290		1,191,662		1,194,415		1,203,588		1,203,588		1,155,885		1,174,569			1,236,388		1,264,991		1,292,672		1,311,125		1,335,115		1,336,960		1,400,108		1,432,733		1,424,344		1,438,326		1,436,462		1,495,775		1,601,872		1,543,140		1,525,141		1,509,984		1,433,254		1,383,995		1,426,623		1,372,540		1,370,644		1,287,230		1,316,615		1,289,397		1,390,450		1,382,677		1,381,705		1,399,195		1,341,867		1,406,968		1,384,620		1,327,292		1,343,810		1,379,762		1,378,790		1,452,566		1,387,675		1,281,852		1,005,315		1,096,163		1,133,101		1,186,012		1,243,915		1,268,987		1,238,987		1,229,987		1,384,986		1,492,754		1,491,740		1,512,022		1,520,134		1,558,670		1,618,502		1,627,629		1,571,854		1,627,629		1,588,079		1,593,150		1,512,022		1,559,944		1,560,977		1,514,458		1,507,222		1,438,994		1,437,960		1,338,719		1,355,259		1,355,259		1,238,444		1,262,221		1,397,643		1,387,230		1,466,222		1,403,461		1,432,677		1,444,580		1,408,871		1,458,647		1,546,296		1,482,453		1,444,580		1,383,983		1,472,714		1,522,230		1,477,655		1,525,573		1,554,546		1,555,661		1,584,634		1,590,206		1,613,608		1,638,124		1,708,329		1,652,611		1,625,866		1,607,829		1,644,659	1,636,602	1,655,017	1,689,544	1,744,788	1,821,900	1,851,823	1,909,369	1,972,670	2,017,555	2,012,952	2,049,816	2,204,027
C000142449
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value		5,000,000		5,045,290		5,643,116		5,774,457		5,520,833		5,706,209		5,958,494		5,972,254		6,022,711		6,022,711		5,779,601		5,876,273			6,185,550		6,324,032		6,467,131		6,559,453		6,679,471		6,693,319		7,004,624		7,172,511		7,125,876		7,195,829		7,186,501		7,486,256		8,022,004		7,723,313		7,637,972		7,557,373		7,173,341		6,931,543		7,140,153		6,874,679		6,865,191		6,442,936		6,594,758		6,453,746		6,964,790		6,925,853		6,916,119		7,003,726		6,721,436		7,042,663		6,930,720		6,643,563		6,731,170		6,911,252		6,906,385		7,271,367		6,956,091		6,420,622		5,039,413		5,494,811		5,674,969		5,945,206		6,230,456		6,361,145		6,210,763		6,160,636		6,942,621		7,484,851		7,474,675		7,581,529		7,617,146		7,810,501		8,110,709		8,156,504		7,886,825		8,166,680		7,968,237		7,998,767		7,586,617		7,829,647		7,834,839		7,601,196		7,570,043		7,227,367		7,222,174		6,723,735		6,806,809		6,801,616		6,220,104		6,339,522		7,019,684		6,968,238		7,365,335		7,049,833		7,196,705		7,256,542		7,082,472		7,332,697		7,767,872		7,452,370		7,261,981		6,957,359		7,397,973		7,652,670		7,428,416		7,669,489		7,820,860		7,826,467		7,966,626		7,994,657		8,112,391		8,241,337		8,594,537		8,314,219		8,174,061		8,090,036		8,269,686	8,229,120	8,327,638	8,495,697	8,779,660	9,162,140	9,318,609	9,608,367	9,927,100	10,158,907	10,129,931	10,315,905	11,092,885
C000086647
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Maximum Sales Charge
Accumulated Value		10,000		9,325		9,960		10,145		10,093		9,909		10,307		10,298		10,448		10,103		9,803		10,075			10,380		10,524		10,873		11,187		11,690		11,627		11,950		11,995		12,219		12,390		12,497		12,642		13,213		12,569		12,596		12,771		12,633		12,504		12,799		12,649		12,639		11,668		11,696		11,187		11,928		12,166		12,289		12,574		12,099		12,745		12,479		12,277		12,543		12,972		13,143		13,546		13,303		12,370		10,464		11,280		11,874		12,253		12,642		13,213		12,833		12,307		14,167		14,848		14,680		14,848		15,232		15,725		16,248		15,982		16,110		16,376		15,706		16,179		15,479		16,100		15,440		15,038		15,007		14,161		14,326		13,099		13,645		12,892		11,541		12,129		13,666		13,548		14,589		14,245		14,556		15,007		14,278		14,803		15,222		14,642		14,127		13,709		14,814		15,648		15,383		15,560		16,013		15,626		16,466		15,991		16,554		17,195		17,472		16,433		16,344		15,865		16,456	16,932	17,152	18,033	18,741	19,274	18,857	19,645	19,808	19,738	20,028	20,386	21,165
C000086649
Account Value [Line Items]
Line Graph and Table Measure Name																									Class I
Accumulated Value		1,000,000		984,215		1,051,068		1,071,495		1,064,995		1,046,934		1,088,774		1,087,844		1,104,580		1,068,319		1,035,776		1,065,619			1,097,767		1,112,896		1,150,717		1,183,811		1,237,706		1,231,088		1,265,127		1,269,855		1,293,493		1,312,404		1,323,750		1,339,554		1,400,796		1,332,749		1,335,666		1,355,108		1,340,526		1,326,917		1,358,996		1,343,404		1,342,418		1,238,852		1,242,797		1,187,883		1,267,276		1,293,405		1,306,470		1,336,619		1,286,370		1,355,714		1,327,574		1,306,462		1,335,674		1,381,002		1,400,141		1,442,419		1,416,643		1,317,664		1,115,581		1,202,188		1,267,143		1,306,322		1,349,626		1,409,123		1,369,895		1,313,117		1,512,355		1,585,745		1,568,987		1,585,745		1,627,641		1,681,058		1,737,616		1,708,290		1,722,953		1,752,280		1,680,010		1,731,332		1,656,968		1,723,642		1,654,433		1,610,490		1,607,194		1,517,113		1,535,788		1,403,961		1,463,283		1,381,990		1,238,078		1,301,795		1,466,579		1,453,268		1,566,822		1,530,118		1,563,381		1,612,703		1,533,559		1,590,910		1,636,790		1,573,704		1,519,795		1,475,061		1,593,204		1,682,949		1,655,690		1,674,653		1,724,430		1,681,764		1,773,022		1,723,245		1,783,689		1,853,614		1,883,243		1,771,837		1,762,356		1,712,224		1,775,824	1,826,954	1,850,648	1,946,673	2,022,744	2,082,603	2,036,462	2,122,509	2,141,215	2,133,733	2,164,909	2,204,789	2,289,806
C000161753
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R
Accumulated Value		10,000		9,832		10,493		10,689		10,633		10,443		10,853		10,835		11,002		10,639		10,312		10,600			10,923		11,074		11,434		11,766		12,287		12,220		12,552		12,599		12,827		13,007		13,120		13,269		13,860		13,191		13,211		13,395		13,249		13,104		13,414		13,262		13,243		12,219		12,249		11,710		12,480		12,729		12,859		13,149		12,649		13,319		13,049		12,835		13,115		13,556		13,736		14,139		13,884		12,913		10,921		11,769		12,392		12,780		13,189		13,779		13,380		12,827		14,771		15,476		15,300		15,465		15,858		16,376		16,914		16,634		16,758		17,038		16,334		16,820		16,096		16,735		16,053		15,620		15,588		14,700		14,874		13,596		14,170		13,380		11,972		12,579		14,181		14,047		15,126		14,767		15,081		15,543		14,778		15,329		15,768		15,149		14,620		14,182		15,318		16,169		15,892		16,077		16,549		16,134		16,999		16,515		17,091		17,748		18,036		16,964		16,861		16,362		16,965	17,460	17,677	18,582	19,306	19,861	19,414	20,223	20,392	20,319	20,609	20,968	21,774
C000161754
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value		5,000,000		4,921,077		5,255,339		5,357,474		5,329,619		5,234,337		5,443,525		5,438,876		5,522,551		5,341,255		5,178,554		5,328,884			5,489,649		5,570,032		5,754,438		5,924,660		6,189,449		6,156,351		6,331,301		6,354,943		6,473,152		6,567,720		6,624,460		6,702,270		7,008,687		6,668,224		6,682,815		6,780,090		6,707,134		6,639,041		6,799,545		6,722,214		6,712,343		6,199,046		6,218,788		5,946,396		6,338,798		6,469,598		6,534,999		6,690,953		6,439,414		6,781,508		6,645,676		6,540,202		6,681,394		6,913,351		7,004,118		7,218,679		7,089,589		6,593,886		5,581,825		6,015,565		6,340,871		6,542,250		6,753,957		7,057,091		6,855,460		6,576,278		7,574,094		7,940,663		7,851,442		7,940,663		8,150,595		8,413,009		8,696,417		8,554,713		8,628,189		8,769,893		8,413,009		8,670,176		8,297,547		8,631,085		8,284,079		8,069,265		8,052,741		7,595,575		7,694,719		7,033,756		7,331,189		6,923,595		6,202,043		6,521,509		7,347,713		7,281,426		7,845,521		7,667,083		7,834,009		8,075,764		7,684,351		7,966,399		8,196,641		7,885,814		7,615,278		7,390,792		7,983,667		8,435,796		8,292,917		8,394,123		8,644,160		8,429,842		8,888,245		8,632,254		8,935,871		9,287,114		9,441,900		8,882,291		8,834,665		8,579,679		8,899,536	9,156,675	9,275,837	9,758,758	10,141,331	10,436,101	10,210,320	10,643,067	10,730,871	10,699,512	10,856,305	11,048,095	11,476,039
C000177028
Account Value [Line Items]
Line Graph and Table Measure Name																									Class I
Accumulated Value	$ 1,000,000		$ 1,011,000		$ 1,014,000		$ 1,024,000		$ 1,032,000		$ 1,039,000		$ 1,052,000		$ 1,057,000		$ 1,068,000		$ 1,076,000		$ 1,090,000		$ 1,095,836			$ 1,107,900		$ 1,088,799		$ 1,072,713		$ 1,081,761		$ 1,097,847		$ 1,103,879		$ 1,125,997		$ 1,144,093		$ 1,153,141		$ 1,100,863		$ 1,118,959		$ 1,062,131		$ 1,101,808		$ 1,118,086		$ 1,134,364		$ 1,154,711		$ 1,116,051		$ 1,154,711		$ 1,163,867		$ 1,157,763		$ 1,174,041		$ 1,193,371		$ 1,211,683		$ 1,229,848		$ 1,229,848		$ 1,149,506		$ 1,032,083		$ 1,092,855		$ 1,123,756		$ 1,141,266		$ 1,182,467		$ 1,221,591		$ 1,203,035		$ 1,184,479		$ 1,254,579		$ 1,288,037		$ 1,288,037		$ 1,311,908		$ 1,353,424		$ 1,385,599		$ 1,397,010		$ 1,417,767		$ 1,436,450		$ 1,464,473		$ 1,432,298		$ 1,481,079		$ 1,475,890		$ 1,519,477		$ 1,471,140		$ 1,456,429		$ 1,491,105		$ 1,419,650		$ 1,422,803		$ 1,357,652		$ 1,421,752		$ 1,386,024		$ 1,309,315		$ 1,372,363		$ 1,419,650		$ 1,388,021		$ 1,437,958		$ 1,428,879		$ 1,464,061		$ 1,490,165		$ 1,504,919		$ 1,553,721		$ 1,582,094		$ 1,578,690		$ 1,536,697		$ 1,531,022		$ 1,585,499		$ 1,621,245		$ 1,642,718		$ 1,689,244		$ 1,725,033		$ 1,692,823		$ 1,741,734		$ 1,778,716		$ 1,793,032		$ 1,809,734		$ 1,834,786		$ 1,835,979		$ 1,902,785		$ 1,889,078		$ 1,923,380		$ 1,917,255		$ 1,858,451		$ 1,851,100		$ 1,906,229		$ 1,957,683		$ 1,989,535		$ 2,025,062		$ 2,064,265		$ 2,097,342		$ 2,118,168		$ 2,132,410		$ 2,156,638
EATON VANCE Index: MSCI Emerging Markets
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI Emerging Markets Index
Accumulated Value		10,000		9,984		11,305		11,366		10,942		11,380		11,952		12,249		12,407		12,436		11,864		11,890			12,541		12,925		13,251		13,541		13,941		14,082		14,921		15,254		15,193		15,726		15,757		16,323		17,683		16,868		16,554		16,481		15,897		15,237		15,571		15,150		15,070		13,758		14,324		13,945		15,166		15,200		15,328		15,650		14,515		15,421		15,232		14,489		14,766		15,389		15,367		16,514		15,744		14,914		12,617		13,772		13,878		14,898		16,229		16,588		16,322		16,658		18,199		19,537		20,136		20,290		19,984		20,481		20,956		20,992		19,579		20,092		19,293		19,484		18,690		19,040		18,680		18,122		17,712		16,727		16,801		15,684		15,646		15,711		13,869		13,439		15,432		15,215		16,416		15,352		15,817		15,638		15,375		15,959		16,952		15,908		15,492		14,890		16,082		16,710		15,934		16,692		17,106		17,183		17,280		17,961		18,015		18,305		19,528		18,659		17,989		17,964		18,285	18,374	18,490	18,733	19,532	20,707	21,110	21,381	22,911	23,868	23,297	23,994	26,118
EATON VANCE Index: MSCI Emerging Markets
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI Emerging Markets Index
Accumulated Value		10,000		9,984		11,305		11,366		10,942		11,380		11,952		12,249		12,407		12,436		11,864		11,890			12,541		12,925		13,251		13,541		13,941		14,082		14,921		15,254		15,193		15,726		15,757		16,323		17,683		16,868		16,554		16,481		15,897		15,237		15,571		15,150		15,070		13,758		14,324		13,945		15,166		15,200		15,328		15,650		14,515		15,421		15,232		14,489		14,766		15,389		15,367		16,514		15,744		14,914		12,617		13,772		13,878		14,898		16,229		16,588		16,322		16,658		18,199		19,537		20,136		20,290		19,984		20,481		20,956		20,992		19,579		20,092		19,293		19,484		18,690		19,040		18,680		18,122		17,712		16,727		16,801		15,684		15,646		15,711		13,869		13,439		15,432		15,215		16,416		15,352		15,817		15,638		15,375		15,959		16,952		15,908		15,492		14,890		16,082		16,710		15,934		16,692		17,106		17,183		17,280		17,961		18,015		18,305		19,528		18,659		17,989		17,964		18,285	18,374	18,490	18,733	19,532	20,707	21,110	21,381	22,911	23,868	23,297	23,994	26,118
EATON VANCE Index: MSCI Emerging Markets
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI Emerging Markets Index
Accumulated Value		1,000,000		998,364		1,130,475		1,136,619		1,094,220		1,137,953		1,195,217		1,224,921		1,240,672		1,243,630		1,186,384		1,189,004			1,254,070		1,292,459		1,325,086		1,354,096		1,394,129		1,408,163		1,492,103		1,525,385		1,519,320		1,572,581		1,575,738		1,632,302		1,768,348		1,686,793		1,655,429		1,648,105		1,589,706		1,523,659		1,557,129		1,515,026		1,506,985		1,375,753		1,432,447		1,394,500		1,516,599		1,520,009		1,532,766		1,565,033		1,451,472		1,542,060		1,523,204		1,448,938		1,476,598		1,538,861		1,536,744		1,651,393		1,574,414		1,491,390		1,261,682		1,377,219		1,387,797		1,489,813		1,622,945		1,658,820		1,632,213		1,665,842		1,819,911		1,953,699		2,013,595		2,028,997		1,998,353		2,048,108		2,095,604		2,099,216		1,957,942		2,009,192		1,929,345		1,948,374		1,868,971		1,904,040		1,867,998		1,812,163		1,771,234		1,672,707		1,680,072		1,568,432		1,564,579		1,571,110		1,386,926		1,343,864		1,543,183		1,521,492		1,641,631		1,535,184		1,581,681		1,563,756		1,537,491		1,595,869		1,695,214		1,590,789		1,549,186		1,488,993		1,608,157		1,671,026		1,593,435		1,669,238		1,710,601		1,718,255		1,727,960		1,796,117		1,801,462		1,830,548		1,952,782		1,865,936		1,798,892		1,796,422		1,828,525	1,837,383	1,849,014	1,873,313	1,953,232	2,070,675	2,111,030	2,138,108	2,291,056	2,386,801	2,329,721	2,399,410	2,611,825
EATON VANCE Index: MSCI Emerging Markets
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI Emerging Markets Index
Accumulated Value		5,000,000		4,991,819		5,652,373		5,683,093		5,471,102		5,689,767		5,976,086		6,124,604		6,203,358		6,218,149		5,931,922		5,945,020			6,270,350		6,462,297		6,625,428		6,770,481		6,970,646		7,040,816		7,460,516		7,626,925		7,596,599		7,862,904		7,878,688		8,161,510		8,841,737		8,433,963		8,277,147		8,240,526		7,948,531		7,618,294		7,785,647		7,575,129		7,534,926		6,878,765		7,162,237		6,972,500		7,582,995		7,600,044		7,663,829		7,825,167		7,257,362		7,710,302		7,616,021		7,244,689		7,382,988		7,694,305		7,683,718		8,256,965		7,872,069		7,456,950		6,308,410		6,886,095		6,938,985		7,449,063		8,114,725		8,294,098		8,161,066		8,329,209		9,099,556		9,768,496		10,067,976		10,144,983		9,991,767		10,240,540		10,478,022		10,496,079		9,789,709		10,045,958		9,646,724		9,741,868		9,344,856		9,520,198		9,339,990		9,060,816		8,856,171		8,363,535		8,400,358		7,842,158		7,822,893		7,855,552		6,934,628		6,719,319		7,715,913		7,607,461		8,208,157		7,675,921		7,908,403		7,818,780		7,687,454		7,979,345		8,476,070		7,953,943		7,745,930		7,444,963		8,040,784		8,355,132		7,967,173		8,346,190		8,553,006		8,591,274		8,639,799		8,980,584		9,007,311		9,152,738		9,763,912		9,329,679		8,994,462		8,982,111		9,142,623	9,186,916	9,245,072	9,366,563	9,766,162	10,353,374	10,555,149	10,690,538	11,455,281	11,934,006	11,648,606	11,997,052	13,059,123
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI EAFE Index
Accumulated Value		10,000		9,817		10,456		10,758		10,661		10,303		10,825		10,833		10,966		10,741		10,527		10,887			11,203		11,363		11,676		11,973		12,413		12,391		12,748		12,743		13,060		13,259		13,398		13,613		14,296		13,650		13,404		13,710		13,402		13,239		13,564		13,302		13,418		12,350		12,334		11,736		12,507		12,826		12,907		13,269		12,632		13,382		13,212		12,869		13,238		13,714		13,868		14,319		14,020		12,753		11,051		11,765		12,277		12,695		12,991		13,659		13,304		12,773		14,752		15,438		15,274		15,616		15,976		16,456		16,993		16,802		16,928		17,227		16,727		17,138		16,341		17,177		16,347		16,058		16,161		15,116		15,229		13,816		14,504		13,816		12,523		13,197		14,683		14,695		15,885		15,553		15,939		16,389		15,695		16,410		16,940		16,291		15,735		15,097		16,498		17,375		17,475		17,795		18,380		17,909		18,603		18,303		18,840		19,452		19,632		18,564		18,459		18,039		18,987	19,355	19,277	20,160	21,083	21,547	21,245	22,150	22,574	22,840	22,982	23,671	24,906
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI EAFE Index
Accumulated Value		1,000,000		981,679		1,045,555		1,075,825		1,066,052		1,030,267		1,082,482		1,083,250		1,096,557		1,074,127		1,052,735		1,088,733			1,120,314		1,136,334		1,167,616		1,197,326		1,241,272		1,239,077		1,274,819		1,274,339		1,306,045		1,325,877		1,339,784		1,361,289		1,429,571		1,365,046		1,340,443		1,371,049		1,340,230		1,323,856		1,356,444		1,330,247		1,341,792		1,234,996		1,233,440		1,173,564		1,250,691		1,282,573		1,290,660		1,326,948		1,263,220		1,338,161		1,321,170		1,286,944		1,323,823		1,371,387		1,386,847		1,431,919		1,402,009		1,275,271		1,105,062		1,176,452		1,227,681		1,269,483		1,299,073		1,365,860		1,330,370		1,277,250		1,475,241		1,543,833		1,527,386		1,561,644		1,597,551		1,645,620		1,699,286		1,680,162		1,692,813		1,722,673		1,672,679		1,713,820		1,634,052		1,717,722		1,634,715		1,605,810		1,616,132		1,511,577		1,522,909		1,381,602		1,450,447		1,381,558		1,252,318		1,319,661		1,468,302		1,469,481		1,588,476		1,555,330		1,593,877		1,638,877		1,569,523		1,640,951		1,694,046		1,629,143		1,573,496		1,509,703		1,649,831		1,737,485		1,747,484		1,779,470		1,837,996		1,790,928		1,860,299		1,830,267		1,883,960		1,945,220		1,963,183		1,856,423		1,845,890		1,803,911		1,898,710	1,935,532	1,927,724	2,016,024	2,108,262	2,154,715	2,124,470	2,215,041	2,257,434	2,283,989	2,298,171	2,367,114	2,490,640
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI EAFE Index
Accumulated Value		10,000		9,817		10,456		10,758		10,661		10,303		10,825		10,833		10,966		10,741		10,527		10,887			11,203		11,363		11,676		11,973		12,413		12,391		12,748		12,743		13,060		13,259		13,398		13,613		14,296		13,650		13,404		13,710		13,402		13,239		13,564		13,302		13,418		12,350		12,334		11,736		12,507		12,826		12,907		13,269		12,632		13,382		13,212		12,869		13,238		13,714		13,868		14,319		14,020		12,753		11,051		11,765		12,277		12,695		12,991		13,659		13,304		12,773		14,752		15,438		15,274		15,616		15,976		16,456		16,993		16,802		16,928		17,227		16,727		17,138		16,341		17,177		16,347		16,058		16,161		15,116		15,229		13,816		14,504		13,816		12,523		13,197		14,683		14,695		15,885		15,553		15,939		16,389		15,695		16,410		16,940		16,291		15,735		15,097		16,498		17,375		17,475		17,795		18,380		17,909		18,603		18,303		18,840		19,452		19,632		18,564		18,459		18,039		18,987	19,355	19,277	20,160	21,083	21,547	21,245	22,150	22,574	22,840	22,982	23,671	24,906
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	1,000,000		1,025,687		1,026,883		1,037,429		1,052,029		1,058,595		1,080,363		1,083,670		1,106,024		1,131,834		1,166,547		1,179,517			1,247,049		1,201,086		1,170,563		1,175,054		1,203,352		1,210,759		1,255,815		1,296,737		1,304,117		1,214,981		1,239,740		1,127,803		1,218,180		1,257,294		1,281,725		1,333,622		1,248,873		1,336,889		1,356,103		1,334,621		1,359,593		1,389,041		1,439,462		1,482,908		1,482,326		1,360,302		1,192,288		1,345,131		1,409,197		1,437,222		1,518,260		1,627,394		1,565,558		1,523,924		1,690,739		1,755,745		1,738,019		1,785,945		1,864,161		1,963,649		1,977,364		2,023,525		2,071,594		2,134,582		2,035,303		2,177,900		2,162,810		2,259,738		2,142,804		2,078,645		2,155,824		1,967,832		1,971,443		1,808,712		1,975,484		1,894,920		1,720,400		1,859,686		1,963,613		1,850,480		1,966,753		1,918,767		1,989,213		2,020,261		2,029,042		2,163,112		2,232,602		2,197,055		2,092,304		2,048,311		2,235,373		2,336,928		2,376,198		2,503,077		2,583,612		2,478,086		2,600,961		2,694,289		2,727,084		2,793,234		2,852,890		2,827,018		2,992,967		2,921,620		3,002,980		2,963,797		2,796,804		2,777,839		2,952,689		3,102,841		3,172,478		3,236,789		3,354,932		3,433,483		3,441,899		3,444,006		3,493,945
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI EAFE Index
Accumulated Value		$ 5,000,000		$ 4,908,397		$ 5,227,773		$ 5,379,123		$ 5,330,258		$ 5,151,334		$ 5,412,408		$ 5,416,250		$ 5,482,786		$ 5,370,636		$ 5,263,674		$ 5,443,663			$ 5,601,571		$ 5,681,670		$ 5,838,079		$ 5,986,628		$ 6,206,362		$ 6,195,385		$ 6,374,096		$ 6,371,694		$ 6,530,225		$ 6,629,385		$ 6,698,922		$ 6,806,447		$ 7,147,855		$ 6,825,230		$ 6,702,214		$ 6,855,243		$ 6,701,152		$ 6,619,282		$ 6,782,218		$ 6,651,236		$ 6,708,961		$ 6,174,981		$ 6,167,200		$ 5,867,820		$ 6,253,454		$ 6,412,863		$ 6,453,301		$ 6,634,738		$ 6,316,098		$ 6,690,803		$ 6,605,851		$ 6,434,721		$ 6,619,114		$ 6,856,933		$ 6,934,233		$ 7,159,593		$ 7,010,045		$ 6,376,353		$ 5,525,312		$ 5,882,262		$ 6,138,404		$ 6,347,414		$ 6,495,365		$ 6,829,298		$ 6,651,850		$ 6,386,249		$ 7,376,203		$ 7,719,167		$ 7,636,928		$ 7,808,219		$ 7,987,755		$ 8,228,102		$ 8,496,429		$ 8,400,811		$ 8,464,065		$ 8,613,365		$ 8,363,397		$ 8,569,098		$ 8,170,260		$ 8,588,609		$ 8,173,573		$ 8,029,052		$ 8,080,659		$ 7,557,883		$ 7,614,543		$ 6,908,008		$ 7,252,233		$ 6,907,791		$ 6,261,588		$ 6,598,303		$ 7,341,508		$ 7,347,407		$ 7,942,379		$ 7,776,649		$ 7,969,386		$ 8,194,384		$ 7,847,614		$ 8,204,755		$ 8,470,232		$ 8,145,717		$ 7,867,479		$ 7,548,517		$ 8,249,154		$ 8,687,423		$ 8,737,418		$ 8,897,352		$ 9,189,982		$ 8,954,638		$ 9,301,496		$ 9,151,334		$ 9,419,802		$ 9,726,098		$ 9,815,913		$ 9,282,114		$ 9,229,452		$ 9,019,557		$ 9,493,550	$ 9,677,661	$ 9,638,618	$ 10,080,118	$ 10,541,312	$ 10,773,577	$ 10,622,349	$ 11,075,205	$ 11,287,168	$ 11,419,947	$ 11,490,854	$ 11,835,570	$ 12,453,200
EATON VANCE Index: Cboe S&P 500 BuyWrite IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name																									Cboe S&P 500 BuyWrite Index℠
Accumulated Value	$ 1,000,000		$ 1,006,300		$ 1,009,948		$ 1,019,170		$ 1,037,350		$ 1,040,991		$ 1,054,764		$ 1,057,694		$ 1,067,427		$ 1,073,726		$ 1,090,102		$ 1,097,232			$ 1,107,691		$ 1,091,986		$ 1,080,098		$ 1,094,493		$ 1,117,392		$ 1,116,761		$ 1,149,449		$ 1,171,238		$ 1,171,613		$ 1,107,659		$ 1,132,506		$ 1,044,943		$ 1,080,792		$ 1,096,298		$ 1,115,636		$ 1,133,105		$ 1,096,761		$ 1,152,227		$ 1,164,387		$ 1,151,157		$ 1,158,639		$ 1,182,551		$ 1,197,817		$ 1,208,811		$ 1,195,158		$ 1,104,849		$ 940,182		$ 983,816		$ 1,027,402		$ 1,026,148		$ 1,065,670		$ 1,093,288		$ 1,093,064		$ 1,053,263		$ 1,155,014		$ 1,175,509		$ 1,176,803		$ 1,189,011		$ 1,242,912		$ 1,253,036		$ 1,277,316		$ 1,306,035		$ 1,312,542		$ 1,346,915		$ 1,323,728		$ 1,385,502		$ 1,364,759		$ 1,416,178		$ 1,380,935		$ 1,371,506		$ 1,427,827		$ 1,360,408		$ 1,309,612		$ 1,271,855		$ 1,321,389		$ 1,257,970		$ 1,175,350		$ 1,247,423		$ 1,271,631		$ 1,255,224		$ 1,307,720		$ 1,305,660		$ 1,329,924		$ 1,345,230		$ 1,358,100		$ 1,386,628		$ 1,406,485		$ 1,384,233		$ 1,347,242		$ 1,338,076		$ 1,376,799		$ 1,403,626		$ 1,428,425		$ 1,456,003		$ 1,488,076		$ 1,467,907		$ 1,483,924		$ 1,510,176		$ 1,527,302		$ 1,571,822		$ 1,593,859		$ 1,585,898		$ 1,649,381		$ 1,686,060		$ 1,723,139		$ 1,713,558		$ 1,633,923		$ 1,607,344		$ 1,621,859		$ 1,664,926		$ 1,676,918		$ 1,693,238		$ 1,723,730		$ 1,767,947		$ 1,806,526		$ 1,836,323		$ 1,856,667